Share-Based Compensation - Summary of Restricted Share Units (Details) - Restricted Share Units - Employees and Directors - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Share Units, Outstanding, December 31, 2019	33,643
Number of Share Units, Granted	95,095
Number of Share Units, Exercised	33,644
Number of Share Units, Outstanding, December 31, 2020	95,094	33,643
Number of Share Units, Vested and expected to vest at December 31, 2020	95,094
Weighted-Average grant-date Fair Value per Option, Outstanding, December 31, 2019	¥ 44.98
Weighted-Average grant-date Fair Value per Option, Granted	20.41
Weighted-Average grant-date Fair Value per Option, Exercised	45.09
Weighted-Average grant-date Fair Value per Option, Outstanding, December 31, 2020	20.37	¥ 44.98
Weighted-Average grant-date Fair Value per Option, Vested and expected to vest at December 31, 2020	¥ 20.37
Weighted Average Remaining Contractual Term (Years), Outstanding	10 years 7 months 28 days	9 years 8 months 12 days
Weighted Average Remaining Contractual Term (Years), Vested and expected to vest at December 31, 2020	10 years 7 months 28 days
Aggregate Intrinsic Value, Outstanding, December 31, 2019	¥ 1,039
Aggregate Intrinsic Value, Granted	0
Aggregate Intrinsic Value, Outstanding, December 31, 2020	3,751	¥ 1,039
Aggregate Intrinsic Value, Vested and expected to vest at December 31, 2020	¥ 3,751